UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Karen Jacoppo-Wood

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Reports

Blueprint Adaptive Growth Allocation Fund

Institutional Class (BLUIX)

Semi-Annual Shareholder Report - August 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Blueprint Adaptive Growth Allocation Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/blueprint/. You can also request this information by contacting us at (866) 983-4525.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$59	1.16%

How did the Fund perform during the reporting period?

      After taking advantage of the outperformance by the so-called Magnificent 7 stocks over the last few years, a reversal has occurred in 2026 where these same 7 stocks have, on average, underperformed the broader market. When such reversals occur, trend following strategies will typically underperform during those periods. Over the long haul, this is a small price to pay for the benefits achieved with a systematic trend approach. In the context of lengthier time frames, the Fund continues to provide returns consistent with the managers’ mandate for helping advisors and their clients reach their financial goals with appropriate downside protection in place.

      Similar to the Magnificent 7, Korean stocks experienced a retracement that saw it move from a top performer in prior quarters to a bottom performer. After briefly reducing exposure going into August, it is now fully invested as the new quarter begins. Other leaders such as Broadcom, Inc. and Alphabet, Inc. - Classes A & C on the other hand, remain in partial downtrends and thus are now underweight.

      Aside from these changes within sectors, there were no material changes at the asset class or sector level. Overall, equities continue to be overweight with substantial allocations to international equities. Bonds of any significant duration remain underweight.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Blueprint Adaptive Growth Allocation Fund - Institutional Class - $18,452
S&P 500® Index - $32,680
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
Mar-2020
Aug-2020
Aug-2021
Aug-2022
Aug-2023
Aug-2024
Aug-2025
Aug-2026

Table Summary
	Blueprint Adaptive Growth Allocation Fund - Institutional Class	S&P 500® Index
Mar-2020	$10,000	$10,000
Aug-2020	$11,430	$13,649
Aug-2021	$13,374	$17,903
Aug-2022	$11,741	$15,893
Aug-2023	$12,247	$18,427
Aug-2024	$14,827	$23,428
Aug-2025	$15,993	$27,148
Aug-2026	$18,452	$32,680

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (March 31, 2020)
Blueprint Adaptive Growth Allocation Fund - Institutional Class	15.38%	6.65%	10.01%
S&P 500® Index	20.38%	12.79%	20.26%

Past performance does not guarantee future results. Call (866) 983-4525 or visit https://blueprintip.com/systematic-investing-strategies/risk-managed-global-fund-blueprint-adaptive-growth-allocation/#performance for current month-end performance.

Fund Statistics

  Net Assets$253,839,659
  Number of Portfolio Holdings308
  Advisory Fee $1,203,227
  Portfolio Turnover111%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	84.3%
Exchange-Traded Funds	14.7%
Money Market Funds	1.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 27.4%
Exchange-Traded Funds 14.7%
Financials 13.1%
Industrials 10.0%
Real Estate 8.9%
Health Care 7.4%
Consumer Discretionary 4.9%
Energy 3.5%
Communications 3.2%
Consumer Staples 3.0%
Materials 1.9%
Money Market Funds 1.0%
Utilities 0.6%
Other Assets in Excess of Liabilities 0.4%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Utilities	0.6%
Money Market Funds	1.0%
Materials	1.9%
Consumer Staples	3.0%
Communications	3.2%
Energy	3.5%
Consumer Discretionary	4.9%
Health Care	7.4%
Real Estate	8.9%
Industrials	10.0%
Financials	13.1%
Exchange-Traded Funds	14.7%
Technology	27.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Apple, Inc.	6.0%
NVIDIA Corporation	5.3%
Microsoft Corporation	3.9%
Amazon.com, Inc.	2.8%
iShares MSCI Taiwan ETF	2.8%
iShares Gold Trust	2.4%
Alphabet, Inc. - Classes A & C	2.2%
iShares MSCI South Korea ETF	1.9%
Direxion Daily S&P 500 Bull 3X ETF	1.7%
Micron Technology, Inc.	1.3%

Material Fund Changes

No material changes occurred during the period ended August 31, 2026.

Blueprint Adaptive Growth Allocation Fund - Institutional Class (BLUIX)

Semi-Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/blueprint/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083126-BLUIX

HVIA Equity Fund

Institutional Class (HVEIX)

Semi-Annual Shareholder Report - August 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about HVIA Equity Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/hvia/. You can also request this information by contacting us at (888) 209-8710. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	0.99%

How did the Fund perform during the reporting period?

   For the 6-month period ending 8/31/2026, the Fund performed in-line with the S&P 500® Index, delivering a 12.28% return versus a 12.37% return for the index. Since its inception on October 3, 2016, the Fund has delivered 15.12% average annual returns to investors, versus 15.56% average annual returns for the S&P 500® Index. During the recent 6-month period, the Fund benefitted from strong performance in recent additions to the portfolio – especially from names like Marathon Petroleum Corporation (MPC, +50.48%), Tenet Healthcare Corporation (THC, +51.67%) and Jones Lang LaSalle, Inc. (JLL, +29.60%), along with long-time portfolio holdings such as Nucor Corporation (NUE, +41.96%), Cisco Systems, Inc. (CSCO, +40.31%) and ServiceNow, Inc (NOW, +37.02%).

   The weakest performers in the Fund for the period were AutoZone, Inc. (AZO, -20.35%), Generac Holdings, Inc. (GNRC, -17.74%), and Netflix, Inc. (NFLX, -15.78%).

   From an attribution perspective, an overweight position (4.51% portfolio weight vs 3.84% index weight) combined with strong stock performance (+23.70%) in Amazon.com, Inc. (AMZN) added 89 basis points in return relative to the index. Likewise, a 1.97% weight in the portfolio and strong performance from Marathon Petroleum Corporation (MPC), combined with only a 0.16% weight in the index, added 49 basis points in return. International Business Machines Corporation (IBM) was the largest detractor from portfolio attribution with a significant portfolio overweight (2% versus a small index weight 0.33%), combined with slightly negative stock performance (-1.22% for the period), subtracted 70 basis points in relative return. Strong security selection across the portfolio contributed +31.0 basis points to portfolio return, with the strongest security selection in Industrials (+1.06%) and the weakest security selection in Technology (-2.66%).

   For asset allocation across sectors, our long-time underweight in Consumer Staples continued to benefit the portfolio as the sector declined 5.77% during the period, with our underweight contributing +79 basis points to portfolio return. Asset allocation impacted the portfolio most negatively in the Technology sector as the Fund remained slightly underweight during the period that saw a strong rally in the sector (+30.23%).

How has the Fund performed since inception?

Total Return Based on $25,000 Investment

$105,000
$85,000
$65,000
$45,000
$25,000
Oct-2016
Aug-2017
Aug-2018
Aug-2019
Aug-2020
Aug-2021
Aug-2022
Aug-2023
Aug-2024
Aug-2025
Aug-2026
HVIA Equity Fund - Institutional Class - $100,870
S&P 500® Index - $104,792

Table Summary
	HVIA Equity Fund - Institutional Class	S&P 500® Index
Oct-2016	$25,000	$25,000
Aug-2017	$30,118	$29,144
Aug-2018	$35,300	$34,875
Aug-2019	$36,319	$35,894
Aug-2020	$47,796	$43,768
Aug-2021	$61,673	$57,408
Aug-2022	$52,659	$50,962
Aug-2023	$62,378	$59,088
Aug-2024	$77,272	$75,122
Aug-2025	$83,930	$87,051
Aug-2026	$100,870	$104,792

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (October 3, 2016)
HVIA Equity Fund - Institutional Class	20.18%	10.34%	15.12%
S&P 500® Index	20.38%	12.79%	15.56%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (888) 209-8710.

Fund Statistics

  Net Assets$55,154,796
  Number of Portfolio Holdings51
  Advisory Fee (net of waivers)$125,792
  Portfolio Turnover13%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.3%
Money Market Funds	1.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
32.8%
Financials
13.0%
Industrials
9.4%
Communications
9.1%
Health Care
9.0%
Consumer Discretionary
9.0%
Energy
5.3%
Materials
4.0%
Real Estate
3.0%
Utilities
2.5%
Money Market Funds
1.7%
Consumer Staples
1.2%

Table Summary
Value	Value
Consumer Staples	1.2%
Money Market Funds	1.7%
Utilities	2.5%
Real Estate	3.0%
Materials	4.0%
Energy	5.3%
Consumer Discretionary	9.0%
Health Care	9.0%
Communications	9.1%
Industrials	9.4%
Financials	13.0%
Technology	32.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	5.6%
Microsoft Corporation	5.1%
Amazon.com, Inc.	4.9%
Alphabet, Inc. - Class C	4.4%
KLA Corporation	3.9%
Apple, Inc.	3.9%
Eli Lilly & Company	3.1%
Meta Platforms, Inc. - Class A	3.0%
American Express Company	3.0%
Visa, Inc. - Class A	2.9%

Material Fund Changes

Orange Investment Advisors, Inc. proposes to reorganize the Fund into the Federated Hermes MDT All Cap Core Fund, a series of Federated Hermes MDT Series with a similar investment objective and strategies (the “Reorganization”). The Trust's Board of Trustees approved the Agreement and Plan of Reorganization (the “Plan”) for the Reorganization. The Reorganization is expected to close in Q42026, subject to the fulfillment of closing conditions, including the approval of the Plan by the Fund’s shareholders. The Plan will be submitted to Fund shareholders for approval at the forthcoming special meeting of shareholders. There is no assurance that the Fund's shareholders will approve the proposal. More detailed information regarding the Reorganization and the proposal to be voted upon at the special meeting will be provided in a forthcoming proxy statement/prospectus in connection with the special meeting.

HVIA Equity Fund (HVEIX)

Semi-Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/hvia/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083126-HVEIX

Nia Impact Solutions Fund

(NIAGX)

Semi-Annual Shareholder Report - August 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Nia Impact Solutions Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.niaimpactfunds.com. You can also request this information by contacting us at (833) 571-2833.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nia Impact Solutions Fund	$51	0.97%

How did the Fund perform during the reporting period?

During the period March 1 to August 31, 2026, the Fund returned 8.49%, compared with 9.25% for the MSCI ACWI IMI Index. Consumer Discretionary, Consumer Staples and Communication Services were the strongest contributors to relative performance, while Industrials, Utilities and Energy sectors were the largest detractors.

Among individual stocks, there were several positive contributors, including Advanced Micro Devices, Inc. (“AMD”) and Palo Alto Networks, Inc. (“PANW”). Woman led AMD benefited from accelerating demand for artificial intelligence infrastructure, including continued demand for its EPYC processors and Instinct GPUs. PANW, offering cyber security globally, also benefited from continued growth in cybersecurity spending as enterprises increased investment in securing cloud and artificial intelligence-related infrastructure.

Despite Industrials being one of the bottom performing sectors, Frontdoor Inc., a growing home repair and warranty app, was one of the top individual contributors to performance. Consumer Staples benefited from strong performance by United Natural Foods, Inc., a large organic grocery distributor. These gains helped offset weakness in other sectors. The Industrials sector was a significant detractor. Engineering and infrastructure holdings including Stantec, Inc. and AECOM detracted from relative performance during the period.

Utilities, primarily Brookfield Renewable Corporation detracted from performance due to its high leverage in a high interest rate environment which made investors apprehensive. In addition, the portfolio’s lack of exposure to traditional oil, gas and coal was a relative short-term headwind as these holdings performed strongly during the period due to the ongoing geopolitical conflicts resulting in short supply for these commodities. Losses within Energy were partially offset by companies like Vestas Wind Systems A/S - ADR, a wind turbine manufacturer that reported strong demand via increasing orders and reliable earnings.

Overall, strong security selection within Consumer Staples and Consumer Discretionary contributed positively yet was not sufficient to offset unfavorable sector positioning and security selection elsewhere in the portfolio. In particular, stock selection within the Energy sector, due to lack of exposure to incumbent economy oil and gas stocks, and weakness among select Industrials contributed to the Fund’s modest underperformance relative to the MSCI ACWI IMI Index.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$20,000
$15,000
$10,000
$5,000
May-2022
Aug-2022
Aug-2023
Aug-2024
Aug-2025
Aug-2026
Nia Impact Solutions Fund - $15,590
MSCI ACWI IMI Index - $19,452

Table Summary
	Nia Impact Solutions Fund	MSCI ACWI IMI Index
May-2022	$10,000	$9,999
Aug-2022	$10,220	$9,905
Aug-2023	$10,205	$11,225
Aug-2024	$12,637	$13,765
Aug-2025	$13,978	$15,899
Aug-2026	$15,590	$19,452

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (May 10, 2022)
Nia Impact Solutions Fund	11.53%	10.85%
MSCI ACWI IMI Index	22.35%	16.69%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (833) 571-2833.

Fund Statistics

  Net Assets$90,336,073
  Number of Portfolio Holdings57
  Advisory Fee (net of waivers)$264,654
  Portfolio Turnover21%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	97.8%
Money Market Funds	2.1%
Right	0.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
27.2%
Industrials
15.8%
Health Care
14.7%
Financials
11.2%
Energy
7.0%
Consumer Discretionary
5.9%
Consumer Staples
4.4%
Utilities
4.4%
Real Estate
3.7%
Communications
2.1%
Money Market Funds
2.1%
Materials
1.4%
Other Assets in Excess of Liabilities
0.1%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Materials	1.4%
Money Market Funds	2.1%
Communications	2.1%
Real Estate	3.7%
Utilities	4.4%
Consumer Staples	4.4%
Consumer Discretionary	5.9%
Energy	7.0%
Financials	11.2%
Health Care	14.7%
Industrials	15.8%
Technology	27.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3.9%
Palo Alto Networks, Inc.	3.8%
eBay, Inc.	3.3%
Vertex Pharmaceuticals, Inc.	3.2%
HA Sustainable Infrastructure Capital, Inc.	3.0%
Vestas Wind Systems A/S - ADR	3.0%
Gilead Sciences, Inc.	2.9%
Frontdoor, Inc.	2.7%
SAP SE - ADR	2.6%
GSK plc - ADR	2.6%

Material Fund Changes

No material changes occurred during the period ended August 31, 2026.

Nia Impact Solutions Fund (NIAGX)

Semi-Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.niaimpactfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083126-NIAGX

(b)	Not applicable

Item 2. Code of Ethics.

Not required

Item 3. Audit Committee Financial Expert.

Not required

Item 4. Principal Accountant Fees and Services.

Not required

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a) The Registrant’s schedule of investments is included in the Financial Statements under Item 7 of this form.

(b) Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

Blueprint Adaptive

Growth Allocation Fund

Institutional Class: (BLUIX)

Semi-Annual Financial Statements

and Additional Information

August 31, 2026

(Unaudited)

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)
COMMON STOCKS — 83.9%	Shares	Value
Communications — 3.2%
Entertainment Content — 0.4%
Bandai Namco Holdings, Inc. - ADR	34,453	$612,575
Walt Disney Company (The)	2,106	226,500
		839,075
Internet Media & Services — 2.4%
Alphabet, Inc. - Class A	9,116	3,093,515
Alphabet, Inc. - Class C	7,271	2,438,766
Booking Holdings, Inc.	2,094	416,894
Uber Technologies, Inc. (a)	2,585	195,555
		6,144,730
Telecommunications — 0.4%
AT&T, Inc.	8,810	228,091
Deutsche Telekom AG - ADR	9,170	303,160
Verizon Communications, Inc.	10,622	531,313
		1,062,564
Consumer Discretionary — 4.9%
Apparel & Textile Products — 0.4%
CIE Financiere Richemont S.A. - ADR	31,513	746,543
Kering S.A. - ADR	10,183	299,075
		1,045,618
Automotive — 0.7%
BorgWarner, Inc.	6,997	448,928
Ferrari N.V.	1,434	606,008
General Motors Company	4,090	353,049
Toyota Motor Corporation - ADR	1,548	304,244
		1,712,229
E-Commerce Discretionary — 2.8%
Amazon.com, Inc. (a)	27,709	7,197,967

Home Construction — 0.1%
Armstrong World Industries, Inc.	1,435	247,652

Leisure Facilities & Services — 0.3%
Madison Square Garden Sports Corporation (a)	580	223,143
Starbucks Corporation	4,539	482,269
		705,412

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 83.9% (Continued)	Shares	Value
Consumer Discretionary — 4.9% (Continued)
Retail - Discretionary — 0.6%
Fast Retailing Company Ltd. - ADR	6,741	$303,480
Industria de Diseno Textil S.A. - ADR	39,716	665,243
Wesfarmers Ltd. - ADR	20,128	572,641
		1,541,364
Wholesale - Discretionary — 0.0% (b)
OPENLANE, Inc. (a)	2,133	75,935

Consumer Staples — 3.0%
Beverages — 0.9%
Anheuser-Busch InBev S.A./N.V. - ADR	3,797	300,343
Coca-Cola Company (The)	16,032	1,421,557
Diageo plc - ADR	6,505	597,484
		2,319,384
Food — 0.2%
Mondelez International, Inc. - Class A	3,520	218,486
Nestlé S.A. - ADR	3,071	298,655
		517,141
Household Products — 0.7%
Colgate-Palmolive Company	2,035	182,784
Haleon plc - ADR	60,190	603,706
L’Oreal S.A. - ADR	6,681	595,745
Unicharm Corporation - ADR	99,393	306,130
		1,688,365
Retail - Consumer Staples — 0.6%
Casey’s General Stores, Inc.	989	743,936
Five Below, Inc. (a)	1,761	434,685
PriceSmart, Inc.	1,487	252,805
Target Corporation	1,318	212,040
		1,643,466
Tobacco & Cannabis — 0.5%
Altria Group, Inc.	2,219	151,957
British American Tobacco plc - ADR	5,366	298,189
Philip Morris International, Inc.	4,521	846,783
		1,296,929
Wholesale - Consumer Staples — 0.1%
Chefs’ Warehouse, Inc. (The) (a)	1,772	199,297

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 83.9% (Continued)	Shares	Value
Energy — 3.5%
Oil & Gas Producers — 2.8%
Antero Midstream Corporation	6,691	$150,012
BP plc - ADR	14,129	605,710
Chevron Corporation	5,186	1,069,042
ConocoPhillips	3,380	447,816
DT Midstream, Inc.	1,150	150,673
Enbridge, Inc.	5,974	302,105
Equinor ASA - ADR	15,468	662,030
ExxonMobil Holdings Corporation	11,428	1,839,337
HF Sinclair Corporation	3,567	362,443
Par Pacific Holdings, Inc. (a)	2,561	204,675
Shell plc - ADR	6,901	631,097
TotalEnergies SE	7,079	625,147
		7,050,087
Oil & Gas Services & Equipment — 0.5%
TechnipFMC plc	14,555	1,137,473

Renewable Energy — 0.2%
Vestas Wind Systems A/S - ADR	54,738	602,118

Financials — 13.1%
Asset Management — 0.8%
Affiliated Managers Group, Inc.	1,041	383,286
Charles Schwab Corporation (The)	4,037	443,343
Federated Hermes, Inc. - Class B	2,314	147,286
HA Sustainable Infrastructure Capital, Inc.	3,731	147,561
UBS Group AG	13,568	756,009
Victory Capital Holdings, Inc. - Class A	1,599	188,698
		2,066,183
Banking — 6.9%
Ameris Bancorp	2,063	173,808
Axos Financial, Inc. (a)	1,932	186,998
Banco Bilbao Vizcaya Argentaria S.A. - ADR	27,750	803,640
Banco Santander S.A. - ADR	56,737	826,091
Bank of America Corporation	17,534	1,086,056
Bank of Montreal	4,003	681,751
Bank of Nova Scotia (The)	7,748	710,182
Barclays plc - ADR	26,374	702,603
BNP Paribas S.A. - ADR	10,992	656,882

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 83.9% (Continued)	Shares	Value
Financials — 13.1% (Continued)
Banking — 6.9% (Continued)
Citigroup, Inc.	6,805	$895,674
DBS Group Holdings Ltd. - ADR	3,052	740,171
Fifth Third Bancorp	2,961	159,213
First Horizon Corporation	16,296	396,319
HSBC Holdings plc - ADR	7,194	741,989
Intesa Sanpaolo S.p.A. - ADR	14,792	697,739
JPMorgan Chase & Company	7,164	2,550,527
Lloyds Banking Group plc - ADR	112,454	660,105
Mitsubishi UFJ Financial Group, Inc. - ADR	34,134	776,548
Mizuho Financial Group, Inc. - ADR	77,437	823,930
Royal Bank of Canada	3,396	693,293
Sumitomo Mitsui Financial Group, Inc. - ADR	27,633	714,037
Toronto-Dominion Bank (The)	6,226	752,786
US Bancorp	5,817	358,211
Wells Fargo & Company	8,224	710,471
		17,499,024
Institutional Financial Services — 1.8%
Bank of New York Mellon Corporation (The)	2,616	421,909
BlackRock, Inc.	364	420,642
Deutsche Boerse AG - ADR	19,405	648,127
Goldman Sachs Group, Inc. (The)	776	796,098
Hong Kong Exchanges and Clearing Ltd. - ADR	11,178	605,624
Interactive Brokers Group, Inc. - Class A	3,925	381,863
Morgan Stanley	3,816	814,029
StoneX Group, Inc. (a)	2,156	147,643
Virtu Financial, Inc. - Class A	4,441	291,507
		4,527,442
Insurance — 2.8%
Allianz SE - ADR	28,026	1,459,594
AXA S.A. - ADR	12,577	627,592
Berkshire Hathaway, Inc. - Class B (a)	5,052	2,546,360
Hanover Insurance Group, Inc. (The)	1,099	248,495
Mercury General Corporation	1,945	198,312
Muenchener Rueckversicherungs-Gesellschaft AG - ADR	24,485	293,085
Sompo Holdings, Inc. - ADR	31,736	675,977
Sony Financial Group, Inc. - ADR	3,712	18,115
Tokio Marine Holdings, Inc. - ADR	13,826	663,648
Unum Group	4,325	403,176
		7,134,354

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 83.9% (Continued)	Shares	Value
Financials — 13.1% (Continued)
Specialty Finance — 0.8%
Adyen N.V. - ADR (a)	23,961	$289,928
American Express Company	1,398	461,578
Annaly Capital Management, Inc.	18,523	424,547
Capital One Financial Corporation	1,620	347,506
Enova International, Inc. (a)	948	214,931
FirstCash Holdings, Inc.	1,347	288,891
		2,027,381
Health Care — 7.4%
Biotech & Pharma — 6.3%
AbbVie, Inc.	4,509	1,156,198
Amgen, Inc.	1,386	595,814
Arrowhead Pharmaceuticals, Inc. (a)	6,963	573,681
Bristol-Myers Squibb Company	4,968	331,912
CSL Ltd. - ADR	9,794	299,305
Elanco Animal Health, Inc. (a)	15,436	369,229
Eli Lilly & Company	2,200	2,544,806
Exelixis, Inc. (a)	8,786	480,067
Gilead Sciences, Inc.	3,435	502,678
GSK plc - ADR	6,196	311,349
Johnson & Johnson	10,456	2,779,728
Krystal Biotech, Inc. (a)	1,155	415,061
Ligand Pharmaceuticals, Inc. (a)	1,076	305,692
Merck & Company, Inc.	10,082	1,489,716
Novartis AG - ADR	4,150	631,049
Novo Nordisk A/S - ADR	5,926	268,625
Pfizer, Inc.	14,398	409,767
Protagonist Therapeutics, Inc. (a)	2,912	430,248
PTC Therapeutics, Inc. (a)	1,778	123,642
Roche Holding AG - ADR	10,941	587,532
Roivant Sciences Ltd. (a)	20,949	725,673
Sanofi S.A. - ADR	6,756	299,696
TG Therapeutics, Inc. (a)	5,192	281,926
		15,913,394
Health Care Facilities & Services — 0.5%
CVS Health Corporation	1,618	151,946
Medpace Holdings, Inc. (a)	497	295,213
UnitedHealth Group, Inc.	2,488	968,852
		1,416,011

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 83.9% (Continued)	Shares	Value
Health Care — 7.4% (Continued)
Medical Equipment & Devices — 0.6%
Abbott Laboratories	2,254	$248,752
Danaher Corporation	1,638	349,811
Penumbra, Inc. (a)	782	252,664
Thermo Fisher Scientific, Inc.	927	572,052
		1,423,279
Industrials — 10.0%
Aerospace & Defense — 2.6%
AAR Corporation (a)	1,678	216,949
Airbus SE - ADR	10,032	571,122
ATI, Inc. (a)	5,634	1,150,463
BAE Systems plc - ADR	5,318	575,354
Boeing Company (The) (a)	1,092	226,896
Curtiss-Wright Corporation	968	563,889
General Dynamics Corporation	653	242,491
Honeywell Aerospace, Inc. (a)	811	128,227
Lockheed Martin Corporation	581	326,075
Rolls-Royce Holdings plc - ADR	36,570	742,737
RTX Corporation	3,690	766,524
Safran S.A. - ADR	6,636	645,417
Woodward, Inc.	1,167	396,570
		6,552,714
Commercial Support Services — 0.5%
Aramark	6,391	359,877
Recruit Holdings Company Ltd. - ADR	45,195	1,020,051
		1,379,928
Diversified Industrials — 1.1%
3M Company	1,281	220,114
Emerson Electric Company	1,472	224,392
General Electric Company	2,920	980,273
Hitachi Ltd. - ADR	17,320	587,667
Siemens AG - ADR	4,124	682,110
		2,694,556
Electrical Equipment — 1.5%
ABB Ltd. - ADR	6,119	596,297
Bloom Energy Corporation - Class A (a)	2,900	598,270
Johnson Controls International plc	4,079	563,881
nVent Electric plc	5,397	813,598
Powell Industries, Inc.	665	119,520

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 83.9% (Continued)	Shares	Value
Industrials — 10.0% (Continued)
Electrical Equipment — 1.5% (Continued)
Schneider Electric SE - ADR	8,719	$596,205
Siemens Energy AG - ADR	19,725	652,306
		3,940,077
Engineering & Construction — 1.0%
Comfort Systems USA, Inc.	387	598,155
Dycom Industries, Inc. (a)	829	241,413
Frontdoor, Inc. (a)	2,846	230,156
Granite Construction, Inc.	1,087	131,049
IES Holdings, Inc. (a)	1,896	574,488
MasTec, Inc. (a)	1,010	242,178
MYR Group, Inc. (a)	409	119,191
Sterling Infrastructure, Inc. (a)	705	331,399
		2,468,029
Industrial Intermediate Products — 0.5%
AZZ, Inc.	1,142	156,637
EnPro, Inc.	587	173,881
Mueller Industries, Inc.	10,338	645,194
RBC Bearings, Inc. (a)	480	237,245
		1,212,957
Industrial Support Services — 0.4%
ADI Global Distribution, Inc. (a)	2,081	45,501
API Group Corporation (a)	7,446	292,255
Applied Industrial Technologies, Inc.	812	263,072
WESCO International, Inc.	1,373	467,369
		1,068,197
Machinery — 0.9%
Caterpillar, Inc.	688	548,660
Deere & Company	600	392,946
Donaldson Company, Inc.	4,118	374,285
ESCO Technologies, Inc.	806	220,062
Lincoln Electric Holdings, Inc.	1,213	341,132
Watts Water Technologies, Inc. - Class A	884	323,323
		2,200,408
Transportation & Logistics — 1.3%
Canadian National Railway Company	5,410	674,897
Canadian Pacific Kansas City Ltd.	6,717	622,599
DHL Group - ADR	21,789	708,273

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 83.9% (Continued)	Shares	Value
Industrials — 10.0% (Continued)
Transportation & Logistics — 1.3% (Continued)
FedEx Corporation	607	$198,732
International Seaways, Inc.	1,748	172,423
Ryder System, Inc.	943	230,526
Union Pacific Corporation	2,049	616,073
United Parcel Service, Inc. - Class B	957	99,748
		3,323,271
Transportation Equipment — 0.2%
Volvo AB - B Shares - ADR	16,381	590,207

Materials — 1.9%
Chemicals — 0.3%
Linde plc	1,239	606,590
NewMarket Corporation	165	148,120
Sensient Technologies Corporation	1,308	176,502
		931,212
Metals & Mining — 1.3%
BHP Group Ltd. - ADR	8,395	788,458
Hecla Mining Company	27,011	536,709
Rio Tinto plc - ADR	5,769	591,322
Royal Gold, Inc.	2,996	783,364
Sumitomo Metal Mining Company Ltd. - ADR	33,443	577,895
		3,277,748
Steel — 0.3%
Carpenter Technology Corporation	1,455	693,191

Real Estate — 8.9%
REITs — 8.9%
American Healthcare REIT, Inc.	7,976	440,355
American Homes 4 Rent - Class A	13,387	445,787
BXP, Inc.	6,497	441,731
Digital Realty Trust, Inc.	7,076	1,313,235
EastGroup Properties, Inc.	1,132	225,834
Equinix, Inc.	2,124	2,223,233
Equity LifeStyle Properties, Inc.	7,472	474,098
Essex Property Trust, Inc.	2,309	653,355
Federal Realty Investment Trust	1,726	200,268
Host Hotels & Resorts, Inc.	24,896	545,969

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 83.9% (Continued)	Shares	Value
Real Estate — 8.9% (Continued)
REITs — 8.9% (Continued)
Invitation Homes, Inc.	22,546	$656,990
Iron Mountain, Inc.	8,866	1,022,693
Kimco Realty Corporation	12,670	300,406
Lamar Advertising Company - Class A	3,510	523,025
Omega Healthcare Investors, Inc.	3,805	173,965
Prologis, Inc.	16,904	2,365,208
Public Storage	5,172	1,587,752
Realty Income Corporation	10,568	647,607
Regency Centers Corporation	3,341	249,807
Simon Property Group, Inc.	9,715	2,062,689
Sun Communities, Inc.	2,029	246,361
Ventas, Inc.	14,060	1,281,850
Vivmark Residential	25,897	1,686,958
Welltower, Inc.	10,808	2,553,282
WP Carey, Inc.	3,576	250,177
		22,572,635
Technology — 27.4%
Semiconductors — 11.3%
ACM Research, Inc. - Class A (a)	3,559	259,166
Advanced Micro Devices, Inc. (a)	4,236	1,993,970
Advantest Corporation - ADR	3,775	790,598
Aehr Test Systems (a)	1,288	102,100
Applied Materials, Inc.	1,171	536,775
ASML Holding N.V. - ADR	498	844,613
AXT, Inc. (a)	1,829	110,856
Broadcom, Inc.	7,054	2,612,378
Intel Corporation (a)	8,152	729,686
Lam Research Corporation	3,192	962,356
Marvell Technology, Inc.	513	108,582
Micron Technology, Inc.	3,492	3,347,885
NVIDIA Corporation	61,195	13,510,632
Penguin Solutions, Inc. (a)	5,043	247,510
Sandisk Corporation (a)	425	665,847
Semtech Corporation (a)	902	119,930
SiTime Corporation (a)	210	118,738
SK hynix, Inc. - ADR	1,569	258,226
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,606	667,004

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 83.9% (Continued)	Shares	Value
Technology — 27.4% (Continued)
Semiconductors — 11.3% (Continued)
Texas Instruments, Inc.	1,338	$349,098
Tokyo Electron Ltd. - ADR	1,712	300,165
		28,636,115
Software — 5.7%
Constellation Software, Inc. - ADR (a)	55,708	633,957
Microsoft Corporation	19,312	9,796,784
Nebius Group N.V. - Class A (a)	1,190	245,521
Palantir Technologies, Inc. - Class A (a)	5,666	1,056,029
Salesforce, Inc.	776	199,851
SAP SE - ADR	1,366	301,736
Shopify, Inc. - Class A (a)	3,871	570,469
Twilio, Inc. - Class A (a)	6,930	1,632,916
		14,437,263
Technology Hardware — 8.7%
Apple, Inc.	47,950	15,192,957
Applied Optoelectronics, Inc. (a)	1,532	164,981
Arista Networks, Inc. (a)	1,729	338,348
Ciena Corporation (a)	1,581	605,207
Cisco Systems, Inc.	11,602	1,281,905
Flex Ltd. (a)	7,007	765,515
Lumentum Holdings, Inc. (a)	676	618,378
Nintendo Company Ltd. - ADR	21,505	300,425
Seagate Technology Holdings plc	610	505,312
Sony Group Corporation - ADR	12,179	299,116
TD SYNNEX Corporation	1,595	403,296
TTM Technologies, Inc. (a)	2,678	318,468
Viasat, Inc. (a)	10,961	737,346
Western Digital Corporation	1,000	450,550
		21,981,804
Technology Services — 1.7%
CACI International, Inc. - Class A (a)	760	473,488
Experian plc - ADR	7,336	301,583
Kaspi.KZ JSC - ADR	5,942	624,742
Mastercard, Inc. - Class A	2,033	1,198,067
RELX plc - ADR	8,128	296,103
Visa, Inc. - Class A	4,134	1,568,315
		4,462,298

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 83.9% (Continued)	Shares	Value
Utilities — 0.6%
Electric Utilities — 0.5%
Enel S.p.A. - ADR	27,444	$300,237
Iberdrola S.A. - ADR	6,390	595,293
IDACORP, Inc.	727	98,988
National Grid plc - ADR	3,783	299,462
		1,293,980
Gas & Water Utilities — 0.1%
UGI Corporation	6,131	235,737

Total Common Stocks (Cost $170,374,772)		$212,986,201

EXCHANGE-TRADED FUNDS — 14.7%	Shares	Value
Chesapeake Trend-Following Fixed Income ETF (a)	55,000	$1,131,900
ClearShares Ultra-Short Maturity ETF	32,666	3,267,907
Direxion Daily S&P 500 Bull 3X ETF	15,267	4,386,667
Global X MSCI Argentina ETF	1,417	133,977
Global X MSCI Greece ETF	4,382	373,303
iShares Gold Trust (a)	71,732	6,004,686
iShares MSCI Brazil ETF	36,522	1,315,888
iShares MSCI Chile ETF	43,118	1,746,279
iShares MSCI Hong Kong ETF	29,636	678,961
iShares MSCI India ETF (a)	21,265	1,056,870
iShares MSCI Malaysia ETF	8,841	250,996
iShares MSCI Mexico ETF	11,801	905,373
iShares MSCI Peru and Global Exposure ETF	2,533	231,921
iShares MSCI Poland ETF	8,554	377,231
iShares MSCI South Africa ETF	13,573	956,897
iShares MSCI South Korea ETF	27,061	4,894,252
iShares MSCI Taiwan ETF	66,340	7,166,710
iShares MSCI Thailand ETF	5,120	370,534
iShares MSCI Turkey ETF	4,320	174,226
Roundhill Memory ETF (a)	11,192	636,825
Xtrackers Harvest CSI 300 China A-Shares ETF	34,500	1,184,385
Total Exchange-Traded Funds (Cost $28,094,142)		$37,245,788

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 1.0%	Shares	Value
Federated Hermes Government Obligations Fund - Institutional Class, 3.51% (c)	171,170	$171,170
First American Government Obligations Fund - Class X, 3.59% (c)	2,294,412	2,294,412
Total Money Market Funds (Cost $2,465,582)		$2,465,582

Investments at Value — 99.6% (Cost $200,934,496)		$252,697,571

Other Assets in Excess of Liabilities — 0.4%		1,142,088

Net Assets — 100.0%		$253,839,659

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	The rate shown is the 7-day effective yield as of August 31, 2026.

A/S - Aktieselskab

AB - Aktiebolag

ADR - American Depositary Receipt

AG - Aktiengesellschaft

ASA - Aksjeselskop

N.V. - Naamloze Vennootschap

plc - Public Limited Company

S.A. - Societe Anonyme

SE - Societe Europaea

S.p.A. - Societa per azioni

See accompanying notes to financial statements.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2026 (Unaudited)
ASSETS
Investments:
At cost	$200,934,496
At value (Note 2)	$252,697,571
Receivable for capital shares sold	1,441,844
Dividends receivable	203,873
Tax reclaims receivable	92,544
Other assets	39,020
Total assets	254,474,852

LIABILITIES
Due to broker	150
Payable for capital shares redeemed	386,863
Payable to the Adviser (Note 4)	204,954
Payable to administrator (Note 4)	26,835
Other accrued expenses	16,391
Total liabilities	635,193

CONTINGENCIES AND COMMITMENTS (Note 7)	—

NET ASSETS	$253,839,659

NET ASSETS CONSIST OF:
Paid-in capital	$190,385,898
Accumulated earnings	63,453,761
NET ASSETS	$253,839,659

NET ASSET VALUE PER SHARE:
INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$253,839,659
Institutional Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	14,709,009
Net asset value, offering price and redemption price per share (Note 2)	$17.26

See accompanying notes to financial statements.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
STATEMENT OF OPERATIONS
For the Six Months Ended August 31, 2026 (Unaudited)
INVESTMENT INCOME
Dividend income	$2,247,849
Foreign withholding taxes (net of reclaims received)	(96,592)
Total investment income	2,151,257

EXPENSES
Management fees (Note 4)	1,203,227
Administration fees (Note 4)	109,296
Fund accounting fees (Note 4)	31,041
Registration and filing fees	23,372
Custodian and bank service fees	15,669
Compliance service fees (Note 4)	12,838
Legal fees	11,581
Trustees’ fees and expenses (Note 4)	11,193
Transfer agent fees (Note 4)	11,016
Audit and tax services fees	10,336
Shareholder report expense	5,997
Postage and supplies	5,224
Insurance expense	1,892
Other expenses	12,088
Total Expenses	1,464,770

NET INVESTMENT INCOME	686,487

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains from:
Investment transactions	8,077,092
Foreign currency transactions	196
Net change in unrealized appreciation (depreciation) on:
Investments	(1,479,650)
Foreign currency translations	(9)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	6,597,629

NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$7,284,116

See accompanying notes to financial statements.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended	Year Ended
	August 31, 2026	February 28,
	(Unaudited)	2026
FROM OPERATIONS
Net investment income	$686,487	$1,069,194
Net realized gains (losses) from:
Investment transactions	8,077,092	12,163,206
Foreign currency transactions	196	(8)
Long-term capital gain distributions from regulated investment companies	—	36,851
Net change in unrealized appreciation (depreciation) on:
Investments	(1,479,650)	19,710,913
Foreign currency translations	(9)	225
Net change in net assets resulting from operations	7,284,116	32,980,381

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Class	—	(9,296,495)

CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	43,098,104	69,347,717
Net asset value of shares issued in reinvestment of distributions to shareholders	—	9,290,499
Payments for shares redeemed	(31,156,759)	(52,281,205)
Net change in Institutional Class net assets from capital share transactions	11,941,345	26,357,011

TOTAL CHANGE IN NET ASSETS	19,225,461	50,040,897

NET ASSETS
Beginning of period	234,614,198	184,573,301
End of period	$253,839,659	$234,614,198

CAPITAL SHARES ACTIVITY
Institutional Class
Shares sold	2,552,716	4,430,563
Shares issued in reinvestment of distributions to shareholders	—	575,263
Shares redeemed	(1,803,856)	(3,432,165)
Net change in shares outstanding	748,860	1,573,661
Shares outstanding at beginning of period	13,960,149	12,386,488
Shares outstanding at end of period	14,709,009	13,960,149

See accompanying notes to financial statements.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	August 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2026		February 28,	February 28,	February 29,	February 28,	February 28,
	(Unaudited)		2026	2025	2024	2023	2022
Net asset value at beginning of period	$16.81		$14.90	$13.29	$11.05	$12.74	$12.04
Income (loss) from investment operations:
Net investment income (a)(b)	0.05		0.08	0.06	0.08	0.09	0.07
Net realized and unrealized gains (losses) on investments and foreign currencies .	0.40		2.53	1.62	2.24	(1.72)	0.69
Total from investment operations	0.45		2.61	1.68	2.32	(1.63)	0.76
Less distributions from:
Net investment income	—		(0.09)	(0.07)	(0.08)	(0.06)	(0.06)
Net realized gains	—		(0.61)	—	—	—	—
Total distributions	—		(0.70)	(0.07)	(0.08)	(0.06)	(0.06)
Net asset value at end of period	$17.26		$16.81	$14.90	$13.29	$11.05	$12.74
Total return (c)	2.68	% (d)	17.72%	12.64%	21.07%	(12.82%)	6.29%
Net assets at end of period (000’s)	$253,840		$234,614	$184,573	$142,110	$94,207	$80,032

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	August 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2026		February 28,	February 28,	February 29,	February 28,	February 28,
	(Unaudited)		2026	2025	2024	2023	2022
Ratios/supplementary data:
Ratio of total expenses to average net assets (e)	1.16	% (f)	1.19%	1.21%	1.28%	1.33%	1.40%
Ratio of net expenses to average net assets (e)(g)	1.16	% (f)	1.23%	1.25%	1.25%	1.25%	1.26	% (h)
Ratio of net investment income to average net assets (b)(e)(g)	0.54	% (f)	0.54%	0.42%	0.66%	0.76%	0.54%
Portfolio turnover rate	111	% (d)	196%	151%	244%	278%	130%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.

(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would have been lower had the Adviser not reduced management fees and/or reimbursed expenses and higher if the Fund was not recouping (Note 4).

(d)	Not annualized.

(e)	Ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of the underlying investment companies in which the Fund invests.

(f)	Annualized.

(g)	Ratio was determined after management fees reductions, expense reimbursements and/or recoupments (Note 4).

(h)	Includes costs to organize the Fund of 0.01% for the year ended February 28, 2022 which are excluded from the Expense Limitation Agreement (Note 4).

See accompanying notes to financial statements.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)

1. Organization

Blueprint Adaptive Growth Allocation Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”). The Trust is an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on March 31, 2020.

The investment objective of the Fund is to seek capital appreciation while managing risk.

The Fund currently offers one class of shares: Institutional Class shares (sold without any sales loads and distribution and/or shareholder servicing fees and requiring a $5,000 initial investment).

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Segment reporting – The management team of Blueprint Fund Management, LLC (the “Adviser”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Adviser. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

Securities valuation – The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities, including common stocks and Exchange-Traded Funds (“ETFs”), on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Option contracts, if any, are valued at the closing price on the exchanges on which they are primarily traded; if no closing price is available at the time of valuation, the option will be valued at the mean of the closing bid and ask prices for that day. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by the Adviser, as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments and the level of inputs used to value the investments as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Common Stocks	$212,986,201	$—	$—	$212,986,201
Exchange-Traded Funds	37,245,788	—	—	37,245,788
Money Market Funds	2,465,582	—	—	2,465,582
Total	$252,697,571	$—	$—	$252,697,571

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended August 31, 2026.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies, if any, are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

C.	The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

The Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned. Where available, the Fund will file for claims on foreign taxes withheld. Tax reclaims receivable, if any, are recorded based upon the Fund’s interpretation of country specific taxation of accrued income and interest income, which may be subject to change due to changes in country-specific tax regulations regarding amounts reclaimable or the Fund’s interpretation of country-specific taxation of dividend income and related amounts reclaimable.

Cash – The Fund’s cash, if any, is held in a bank account with balances which, at times, may exceed United States federally insured limits set by the Federal Deposit Insurance Corporation. The Fund maintains these balances with a high quality financial institution and may incur charges on cash overdrafts.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Share valuation – The NAV per share of each class of the Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of the Fund is equal to the NAV per share of such class.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income is accrued as earned. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Fund’s understanding of the applicable country’s rules and tax rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund distributes to shareholders any net investment income dividends and net realized capital gains on an annual basis. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders by the Fund during the periods ended August 31, 2026 and February 28, 2026 was as follows:

Long-Term
	Ordinary	Capital	Total
Period Ended	Income	Gains	Distributions
August 31, 2026	$—	$—	$—
February 28, 2026	$1,252,775	$8,043,720	$9,296,495

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of net change in net assets from operations during the reporting period. Actual results could differ from those estimates.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Federal tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year equal to at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 28, 2026:

Cost of investments	$182,179,200
Gross unrealized appreciation	$52,296,209
Gross unrealized depreciation	(831,992)
Net unrealized appreciation	51,464,217
Net unrealized appreciation on foreign currency translation	21
Undistributed ordinary income	695,469
Undistributed capital gains	4,009,938
Distributable earnings	$56,169,645

The following information is computed on a tax basis for each item as of August 31, 2026:

Cost of investments	$202,671,190
Gross unrealized appreciation	$51,975,405
Gross unrealized depreciation	(1,949,024)
Net unrealized appreciation	$50,026,381
Net unrealized appreciation on foreign currencies	$12

The difference between the federal income tax cost of investments and the financial statement cost of investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales and adjustments to basis for grantor trusts and passive foreign investment companies.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax on the Statement of Operations. During the six months ended August 31, 2026, the Fund did not incur any interest or penalties and no federal, state or local income taxes or any material income taxes in foreign jurisdictions were paid by the Fund.

3. Investment Transactions

During the six months ended August 31, 2026, the cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $283,147,144 and $270,398,881, respectively.

4. Transactions with Related Parties

ADVISORY AND SUB-ADVISORY AGREEMENTS

Pursuant to the terms of the Advisory Agreement the Adviser serves as the investment adviser to the Fund. The Adviser provides the Fund with the selection of a sub-investment advisor and the compliance and managerial oversight of that sub-adviser and its services to the Fund. The Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.95% of average daily net assets.

Blueprint Investment Partners, LLC (the “Sub-Adviser”) serves as the Funds sub-adviser. Pursuant to the Sub-Advisory Agreement, the Sub-Adviser provides the Fund with a continuous program of investing the Fund’s assets and determining the composition of the Fund’s portfolio. For its services, the Adviser pays the Sub-Adviser an investment sub-advisory fee computed at the annual rate of 0.20% of the Fund’s average daily net assets. The Fund does not directly pay the sub-advisory fee.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has agreed contractually, until June 30, 2027, to reduce its management fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, costs to organize the Fund, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to 1.25% of average daily net assets for Institutional Class shares. Accordingly, during the six months ended August 31, 2026, the Adviser did not reduce its management fees.

Management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 36 months after such fees and expenses were incurred, provided that the repayments do not cause total annual fund operating expenses (exclusive of such reductions and reimbursements) to exceed the lesser of (i) the expense

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to June 30, 2027, the agreement may not be modified or terminated without the approval of the Board. After June 30, 2027, the ELA may continue from year-to-year provided such continuance is approved by the Board. The ELA may be terminated by the Adviser, or the Board, without approval by the other party, at the end of the then current term upon not less than 90 days’ notice to the other parties as set forth in the ELA.

As of August 31, 2026, no management fee reductions are available for recoupment.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Funds. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Trust or the Fund for serving in such capacities.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDER OF FUND SHARES

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting. As of August 31, 2026, no individual shareholders owned of record 25% or more of outstanding shares of the Fund.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

5. Borrowing Costs

From time to time, the Fund may have an overdrawn cash balance at the custodian or broker due to redemptions or market movements. When this occurs, the Fund will incur borrowing costs charged by the custodian or broker. During the six months ended August 31, 2026, the Fund did not incur any borrowing costs by the custodian or broker.

6. Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or companies within the sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of August 31, 2026, the Fund had 27.4% of the value of its net assets invested in stocks within the Technology sector.

7. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Investment in Other Investment Companies

The Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs, open-end mutual funds and money market mutual funds. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies.

9. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
OTHER INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

HVIA EQUITY FUND

INSTITUTIONAL CLASS (HVEIX)

Managed by
Orange Investment Advisors, Inc.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION
August 31, 2026
(Unaudited)

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)
COMMON STOCKS — 98.3%	Shares	Value
Communications — 9.1%
Internet Media & Services — 9.1%
Alphabet, Inc. - Class C	7,192	$2,412,269
Meta Platforms, Inc. - Class A	2,937	1,680,962
Netflix, Inc. (a)	11,633	942,855
		5,036,086
Consumer Discretionary — 9.0%
E-Commerce Discretionary — 6.8%
Amazon.com, Inc. (a)	10,491	2,725,247
MercadoLibre, Inc. (a)	520	1,006,824
		3,732,071
Retail - Discretionary — 2.2%
AutoZone, Inc. (a)	405	1,211,452

Consumer Staples — 1.2%
Beverages — 0.4%
PepsiCo, Inc.	1,478	207,422

Retail - Consumer Staples — 0.8%
Costco Wholesale Corporation	500	471,945

Energy — 5.3%
Oil & Gas Producers — 3.1%
Exxon Mobil Corporation	3,698	595,193
Marathon Petroleum Corporation	2,984	1,113,987
		1,709,180
Oil & Gas Services & Equipment — 2.2%
Baker Hughes Company	9,114	579,195
SLB Ltd.	10,540	633,454
		1,212,649
Financials — 13.0%
Asset Management — 2.2%
Charles Schwab Corporation (The)	10,991	1,207,032

Banking — 1.7%
JPMorgan Chase & Company	2,694	959,118

Institutional Financial Services — 3.5%
Goldman Sachs Group, Inc. (The)	871	893,559
Morgan Stanley	4,949	1,055,721
		1,949,280
Insurance — 2.6%
Allstate Corporation (The)	3,188	821,866

1

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 98.3% (Continued)	Shares	Value
Financials — 13.0% (Continued)
Insurance — 2.6% (Continued)
Marsh & McLennan Companies, Inc.	3,080	$584,584
		1,406,450
Specialty Finance — 3.0%
American Express Company	5,019	1,657,123

Health Care — 9.0%
Biotech & Pharma — 5.4%
AbbVie, Inc.	5,029	1,289,536
Eli Lilly & Company	1,471	1,701,550
		2,991,086
Health Care Facilities & Services — 1.7%
Tenet Healthcare Corporation (a)	3,510	933,344

Medical Equipment & Devices — 1.9%
Thermo Fisher Scientific, Inc.	1,690	1,042,899

Industrials — 9.4%
Electrical Equipment — 3.5%
Amphenol Corporation - Class A	6,980	1,106,679
Generac Holdings, Inc. (a)	1,149	213,002
Rockwell Automation, Inc.	1,394	591,655
		1,911,336
Engineering & Construction — 1.7%
Quanta Services, Inc.	1,568	951,917

Industrial Support Services — 2.8%
United Rentals, Inc.	574	595,812
WW Grainger, Inc.	734	961,166
		1,556,978
Machinery — 0.8%
Lincoln Electric Holdings, Inc.	1,525	428,876

Transportation & Logistics — 0.6%
CSX Corporation	6,350	320,738

Materials — 4.0%
Chemicals — 1.0%
Sherwin-Williams Company (The)	1,642	556,326

Metals & Mining — 1.9%
Newmont Corporation	8,249	1,039,869

2

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 98.3% (Continued)	Shares	Value
Materials — 4.0% (Continued)
Steel — 1.1%
Nucor Corporation	2,501	$624,350

Real Estate — 3.0%
Real Estate Services — 3.0%
CBRE Group, Inc. - Class A (a)	6,143	895,711
Jones Lang LaSalle, Inc. (a)	2,000	731,740
		1,627,451
Technology — 32.8%
Semiconductors — 10.4%
KLA Corporation	12,321	2,161,719
Micron Technology, Inc.	500	479,365
NVIDIA Corporation	13,933	3,076,128
		5,717,212
Software — 8.4%
Adobe, Inc. (a)	2,214	648,237
Microsoft Corporation	5,587	2,834,229
Salesforce, Inc.	4,531	1,166,914
		4,649,380
Technology Hardware — 9.1%
Apple, Inc.	6,746	2,137,470
Arista Networks, Inc. (a)	3,000	587,070
Ciena Corporation (a)	2,499	956,617
Cisco Systems, Inc.	11,998	1,325,659
		5,006,816
Technology Services — 4.9%
International Business Machines Corporation	4,815	1,126,084
Visa, Inc. - Class A	4,216	1,599,424
		2,725,508
Utilities — 2.5%
Electric Utilities — 2.5%
Duke Energy Corporation	5,718	685,645
NextEra Energy, Inc.	8,349	687,457
		1,373,102

Total Common Stocks (Cost $26,968,887)		$54,216,996

3

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 1.7%	Shares	Value
First American Government Obligations Fund - Class X, 3.59% (b) (Cost $933,406)	933,406	$933,406

Investments at Value — 100.0% (Cost $27,902,293)		$55,150,402

Other Assets in Excess of Liabilities — 0.0% (c)		4,394

Net Assets — 100.0%		$55,154,796

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of August 31, 2026.

(c)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

4

HVIA EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2026 (Unaudited)
ASSETS
Investments in securities:
At cost	$27,902,293
At value (Note 2)	$55,150,402
Dividends receivable	54,850
Tax reclaims receivable	258
Other assets	23,315
TOTAL ASSETS	55,228,825

LIABILITIES
Payable for capital shares redeemed	38,409
Payable to Adviser (Note 4)	14,176
Payable to administrator (Note 4)	11,534
Other accrued expenses	9,910
TOTAL LIABILITIES	74,029

CONTINGENCIES AND COMMITMENTS (NOTE 6)	—

NET ASSETS	$55,154,796

NET ASSETS CONSIST OF:
Paid-in capital	$17,887,262
Accumulated earnings	37,267,534
NET ASSETS	$55,154,796

PRICING OF INSTITUTIONAL SHARES (NOTE 1)
Net assets applicable to Institutional Shares	$55,154,796
Shares of Institutional Shares outstanding (unlimited number of shares authorized, no par value)	1,811,302

Net asset value, offering price and redemption price per share (Note 2)	$30.45

See accompanying notes to financial statements.

5

HVIA EQUITY FUND
STATEMENT OF OPERATIONS
For the Six Months Ended August 31, 2026 (Unaudited)
INVESTMENT INCOME
Dividend income	$251,044

EXPENSES
Management fees (Note 4)	201,287
Administration fees (Note 4)	30,678
Fund accounting fees (Note 4)	21,915
Legal fees	19,327
Registration and filing fees	11,833
Transfer agent fees (Note 4)	11,517
Trustees’ fees and expenses (Note 4)	11,193
Audit and tax services fees	10,336
Compliance fees (Note 4)	6,000
Shareholder reporting expense	5,987
Custody and bank service fees	3,583
Postage and supplies	1,585
Insurance expense	1,522
Other expenses	8,021
TOTAL EXPENSES	344,784
Less fee reductions by the Adviser (Note 4)	(75,495)
NET EXPENSES	269,289

NET INVESTMENT LOSS	(18,245)

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investments	4,072,093
Net change in unrealized appreciation (depreciation) on investments	2,211,333
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	6,283,426

NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,265,181

See accompanying notes to financial statements.

6

HVIA EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months
	Ended	Year
	August 31,	Ended
	2026	February 28,
	(Unaudited)	2026
FROM OPERATIONS
Net investment loss	$(18,245)	$(16,977)
Net realized gains from investments	4,072,093	8,648,219
Net change in unrealized appreciation (depreciation) on investments	2,211,333	1,723,525
Net increase in net assets resulting from operations	6,265,181	10,354,767

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Shares	—	(4,732,369)

CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	6,505	6,128,352
Net asset value of shares issued in reinvestment of distributions to shareholders	—	21,113
Payments for shares redeemed	(4,750,848)	(23,598,427)
Net change in Institutional Shares net assets from capital share transactions	(4,744,343)	(17,448,962)

TOTAL CHANGE IN NET ASSETS	1,520,838	(11,826,564)

NET ASSETS
Beginning of period	53,633,958	65,460,522
End of period	$55,154,796	$53,633,958

CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	250	253,609
Shares reinvested	—	769
Shares redeemed	(166,318)	(858,245)
Net change in shares outstanding	(166,068)	(603,867)
Shares outstanding at beginning of period	1,977,370	2,581,237
Shares outstanding at end of period	1,811,302	1,977,370

See accompanying notes to financial statements.

7

HVIA EQUITY FUND
INSTITUTIONAL SHARES
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year	Year
	Aug. 31,		Ended	Ended	Ended	Ended	Ended
	2026		Feb. 28,	Feb. 28,	Feb. 29,	Feb. 28,	Feb. 28,
	(Unaudited)		2026	2025	2024	2023	2022
Net asset value at beginning of period	$27.12		$25.36	$24.18	$18.16	$21.67	$19.38
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.01)	0.05	0.07	0.15	0.02
Net realized and unrealized gains (losses) on investments and foreign currencies	3.34		3.88	1.77	6.32	(2.08)	2.88
Total from investment operations	3.33		3.87	1.82	6.39	(1.93)	2.90
Less distributions from:
Net investment income	—		(0.02)	(0.06)	(0.09)	(0.13)	(0.03)
Net realized gains	—		(2.09)	(0.58)	(0.28)	(1.45)	(0.58)
Total distributions	—		(2.11)	(0.64)	(0.37)	(1.58)	(0.61)
Net asset value at end of period	$30.45		$27.12	$25.36	$24.18	$18.16	$21.67
Total return (a)	12.28	% (b)	15.14%	7.57%	35.36%	(8.62%)	14.66%
Net assets at end of period (000’s)	$55,155		$53,634	$65,461	$55,564	$35,178	$37,732
Ratios/supplementary data:
Ratio of total expenses to average net assets	1.27	% (c)	1.19%	1.19%	1.34%	1.40%	1.35%
Ratio of net expenses to average net assets (d)	0.99	% (c)	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets (d)	(0.07	%) (c)	(0.03%)	0.21%	0.39%	0.80%	0.09%
Portfolio turnover rate	13	% (b)	17%	19%	23%	30%	11%

(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees and/or reimbursed expenses.

(b)	Not annualized.

(c)	Annualized.

(d)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

8

HVIA EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)

1. Organization

HVIA Equity Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on October 3, 2016.

The investment objective of the Fund is to seek growth at a reasonable price.

The Fund currently offers one class of shares: Institutional Class shares (sold without any sales loads or distribution fees and subject to a $25,000 initial investment requirement). As of August 31, 2026, the Investor Class shares (to be sold without any sales load, but subject to a distribution fee of up to 0.25% of the class’s average daily net assets and subject to a $2,500 initial investment requirement) are not currently offered. When both classes are offered, each share class will represent an ownership interest in the same investment portfolio.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”, including Accounting Standards Update 2013-08.

Segment reporting – The management team of Orange Investment Advisors, Inc. (formerly named Hudson Valley Investment Advisors, Inc.), the Fund’s investment adviser, (the “Adviser”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Adviser. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

Securities valuation – The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its common stocks on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other registered open-end investment companies that are not listed on an exchange, including money market funds, are valued at their net asset value (“NAV”) as reported by

9

HVIA EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

such companies. The Fund values securities traded in the over-the-counter market at the last sale price, if available, otherwise at the most recently quoted mean price. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by the Adviser, as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments and the level of inputs used to value the investments as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Common Stocks	$54,216,996	$—	$—	$54,216,996
Money Market Funds	933,406	—	—	933,406
Total	$55,150,402	$—	$—	$55,150,402

10

HVIA EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not have any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended August 31, 2026.

Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies, if any, are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

C.	The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

The Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned. Where available, the Fund will file for claims on foreign taxes withheld. Tax reclaims receivable, if any, are recorded based upon the Fund’s interpretation of country specific taxation of accrued income and interest income, which may be subject to change due to changes in country-specific tax regulations regarding amounts reclaimable or the Fund’s interpretation of country-specific taxation of dividend income and related amounts reclaimable.

11

HVIA EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Cash – The Fund’s cash, if any, is held in a bank account with balances which, at times, may exceed United States federally insured limits set by the Federal Deposit Insurance Corporation. The Fund maintains these balances with a high-quality financial institution and may incur charges on cash overdrafts.

Share valuation – The NAV per share of each class of the Fund is calculated daily by dividing the total value of its assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of the Fund is equal to the NAV per share of such class.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income is accrued as earned. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund will distribute to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of the Fund’s distributions during the periods ended August 31, 2026 and February 28, 2026 was as follows:

	Ordinary	Long-Term	Total
Period Ended	Income	Capital Gains	Distributions
August 31, 2026	$—	$—	$—
February 28, 2026	$37,793	$4,694,576	$4,732,369

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

12

HVIA EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 28, 2026:

Tax cost of investments	$28,663,513
Gross unrealized appreciation	$26,020,459
Gross unrealized depreciation	(1,036,245)
Net unrealized appreciation	24,984,214
Undistributed long-term capital gains	6,072,909
Accumulated capital and other losses	(54,770)
Distributable earnings	$31,002,353

The federal tax cost, unrealized appreciation (depreciation) as of August 31, 2026 is as follows:

Tax cost of investments	$27,942,857
Gross unrealized appreciation	$27,616,926
Gross unrealized depreciation	(409,381)
Net unrealized appreciation	$27,207,545

The values of federal income tax cost of investments and the financial statement cost of investments may be temporarily different (“book/tax differences”). These book/tax differences are due to the timing of the recognition of capital gains or losses under income tax regulations and GAAP, primarily due to the tax deferral of losses on wash sales.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax periods (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

13

HVIA EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund identifies its major tax jurisdiction as U.S. Federal. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax on the Statement of Operations. During the six months ended August 31, 2026, the Fund did not incur any interest or penalties and no federal, state or local income taxes or any material income taxes in foreign jurisdictions were paid by the Fund.

3. Investment Transactions

During the six months ended August 31, 2026, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $6,701,416 and $11,729,487, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.74% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”), the Adviser has contractually agreed, until July 1, 2027, to reduce management fees and reimburse other expenses to the extent necessary to limit total annual operating expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expense on securities sold short, costs to organize the Fund, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.99% of average daily net assets of the Institutional Class shares and 1.24% of the average daily net assets of the Investor Class shares. Accordingly, the Adviser reduced its management fees in the amount of $75,495 during the six months ended August 31, 2026.

14

HVIA EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 36 months after such fees and expenses were incurred, provided the repayments do not cause total annual operating expenses to exceed the lesser of: (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of August 31, 2026, the Adviser may seek repayment of management fee reductions and expense reimbursements in the amount of $408,761 no later than the dates listed below:

February 28, 2027	$73,009
February 29, 2028	126,207
February 28, 2029	134,050
August 31, 2029	75,495
Total	$408,761

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Fund. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is currently compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Trust or the Fund for serving in such capacities.

TRUSTEE COMPENSATION

Each member of the Board who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDER OF FUND SHARES

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting. As of August 31, 2026, no individual shareholders owned of record 25% or more of the outstanding shares of the Fund.

5. Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant

15

HVIA EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or companies within the sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of August 31, 2026, the Fund had 32.8% of the value of its net assets invested in stocks within the Technology sector.

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except the following:

The Adviser proposes to reorganize the Fund into the Federated Hermes MDT All Cap Core Fund (the “Federated Hermes Fund”), a series of Federated Hermes MDT Series with a similar investment objective and strategies (the “Reorganization”). At a meeting held on July 20-21, 2026 (the “Meeting”), the Board of Trustees of the Trust approved the Agreement and Plan of Reorganization (the “Plan”) for the Reorganization. Pursuant to the Plan, the Fund will transfer all or substantially all of its assets (except for deferred or prepaid expenses, amounts reserved for payment of Fund liabilities and any additional cash received by the Fund after the closing date of the Reorganization (the “Closing Date”) in excess of accrued Fund liabilities recorded on the Fund’s books on or before the Closing Date that is retained by the Adviser, which, with respect to the Reorganization, currently are not expected to be material in amount when the Reorganization is consummated on the Closing Date) to the Federated Hermes Fund. In exchange for the transfer of these assets, the Federated Hermes Fund will simultaneously issue to the Fund a number of full and fractional shares of the Federated Hermes Fund equal in value to the aggregate net asset value of the shares of

16

HVIA EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

the Fund calculated as of 4:00 p.m. on the Closing Date. The Reorganization is expected to close in the fourth quarter of 2026, subject to the fulfillment of closing conditions, including the approval of the Plan by the Fund’s shareholders.

At the Meeting, the Board, comprised solely of Trustees who are not “interested persons” of the Trust (as defined by the 1940 Act), unanimously voted to approve, and to recommend that shareholders approve, the Plan. The Plan will be submitted to the Fund’s shareholders for approval at the forthcoming special meeting of the Fund’s shareholders (the “Special Meeting”). There is no assurance that the shareholders of the Fund will approve the proposal with respect to the Fund.

More detailed information regarding the Reorganization and the proposal to be voted upon at the Special Meeting will be provided in a forthcoming proxy statement/prospectus in connection with the Special Meeting.

17

HVIA EQUITY FUND
ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the continuance of the HVIA Equity Fund’s (the “Fund” or “HVIA Fund”) Investment Advisory Agreement with Orange Investment Advisors, Inc. (formerly named Hudson Valley Investment Advisors, Inc.) (the “Adviser” or “Orange”) for an additional one-year term (the “Advisory Agreement”). The Board approved the continuance of the Advisory Agreement at a meeting held on April 28-30, 2026, at which all of the Trustees were present (the “Meeting”).

Prior to the Meeting, the Adviser provided a response to a letter sent by the counsel to the Independent Trustees, on their behalf, requesting various information relevant to the Independent Trustees’ consideration of the renewal of the Advisory Agreement with respect to the Fund. In approving the continuance of the Advisory Agreement, the Independent Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Agreement. The principal areas of review by the Independent Trustees were (1) the nature, extent and quality of the services provided by the Adviser, (2) the investment performance of the Fund, (3) the costs of the services provided and profits realized by the Adviser from the Adviser’s relationship with the Fund, (4) the financial condition of the Adviser, (5) the fall out benefits derived by the Adviser and its affiliates from its relationship with the Fund and (6) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s shareholders. The Independent Trustees’ evaluation of the quality of the Adviser’s services also took into consideration their knowledge gained through presentations and reports from the Adviser over the course of the preceding year. The Independent Trustees’ analysis of these factors is set forth below.

Nature, Extent and Quality of Services

The Board evaluated the level and depth of knowledge of Orange, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by Orange, the Board took into account its familiarity with Orange’s management through Board meetings, discussions and reports during the preceding year. The Board also took into account Orange’s compliance policies and procedures based on discussion with Orange and the Trust’s Chief Compliance Officer. The quality of administrative and other

18

HVIA EQUITY FUND
ADDITIONAL INFORMATION (Continued)

services, including Orange’s role in coordinating the activities of the HVIA Fund’s other service providers, was also considered. The Board also considered Orange’s relationship with its affiliates and the resources available to them, as well as potential conflicts of interest. The Board discussed the nature and extent of the services provided by Orange including, without limitation, Orange’s provision of a continuous investment program for the HVIA Fund. The Board considered the qualifications and experience of Orange’s portfolio manager who is responsible for the day-to day management of the Fund’s portfolio. The Board also considered Orange’s succession planning for the Fund. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the HVIA Fund by Orange under the Advisory Agreement.

Advisory Fees and Expenses and Comparative Accounts

The Board compared the advisory fee and total expense ratio for the HVIA Fund with various comparative data. In particular, the Board compared the HVIA Fund’s advisory fee and overall expense ratio to the median advisory fees and expense ratios for its custom peer group provided by Broadridge. The Board noted Orange’s assertion that there were no accounts Orange managed that were comparable to the HVIA Fund. In reviewing the comparison in fees and expense ratios between the HVIA Fund and comparable funds, the Board also considered the differences in types of funds being compared, the styles of investment management, the size of the HVIA Fund relative to the comparable funds, and the nature of the investment strategies. The Board also considered Orange’s commitment to limit the HVIA Fund’s expenses under the HVIA Fund’s expense limitation agreement until at least July 1, 2027. The Board noted that the 0.74% advisory fee for the HVIA Fund was higher than the median and average for the other funds in its Broadridge custom peer group. The Board further noted that the overall net expense ratio for the HVIA Fund of 0.99% was higher than the median and average expense ratio for the other funds in the HVIA Fund’s custom peer group. The Board took into consideration Orange’s assertion that the size of the HVIA Fund and unique aspects of its investment strategy differentiated the HVIA Fund’s fees and expenses from those of its peers.

Fund Performance

The Board also considered, among other data, the HVIA Fund’s performance results during certain periods ended January 31, 2026, and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board noted that the HVIA Fund had underperformed the peer group median for the one-year period ended January 31, 2026, ranking in the third quartile, while the Fund had outperformed the peer group median for the one-, three- and five-year periods, ranking in the first, second and first quartiles, respectively. The Board noted Orange’s response in the Section 15(c) request for information and at the Meeting that the HVIA Fund should be distinguished from the peer group funds because of the HVIA Fund’s investment approach.

19

HVIA EQUITY FUND
ADDITIONAL INFORMATION (Continued)

Economies of Scale

The Board also considered the effect of the HVIA Fund’s growth and size on its performance and expenses. The Board noted that Orange limited fees and/or reimbursed expenses for the HVIA Fund in order to reduce the Fund’s operating expenses to targeted levels. The Board considered the effective advisory fee under the Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of the HVIA Fund increased. The Board noted that the advisory fee schedule for the HVIA Fund currently did not have breakpoints and considered Orange’s assertion that adding breakpoints was not appropriate at this time. The Board noted that if the HVIA Fund’s assets increase over time, the HVIA Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.

Financial Condition of the Adviser and Adviser Profitability

Additionally, the Board took into consideration the financial condition and profitability of Orange and its affiliates and the direct and indirect benefits derived by Orange and its affiliates from the HVIA Fund. The information considered by the Board included operating profit margin information for the HVIA Fund as well as Orange’s business as a whole. The Board considered Orange’s commitment to contractually limit the HVIA Fund’s net operating expenses. The Board reviewed the profitability of Orange’s relationship with the HVIA Fund both before and after-tax expenses and considered whether Orange has the financial wherewithal to continue to provide services to the HVIA Fund, noting its ongoing commitment to provide support and services to the HVIA Fund as needed.

Fall-Out Benefits

The Board also noted that Orange derives benefits to its reputation and other benefits from its association with the HVIA Fund. The Board recognized that Orange should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the HVIA Fund and the entrepreneurial risk that it assumes as investment adviser. Based upon its review, the Board concluded that Orange’s level of profitability from its relationship with the HVIA Fund was reasonable and not excessive.

In considering the renewal of the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them. The Board concluded the following: (a) Orange demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (b) Orange maintains an appropriate compliance program; (c) the overall performance of the HVIA Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) the HVIA Fund’s advisory fees are reasonable in light of the services received by the Fund from Orange and the other factors considered. Based on their conclusions, the Trustees determined with respect to the HVIA Fund that continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

20

Nia Impact Solutions Fund

Semi-Annual Financial Statements

and Additional Information

August 31, 2026

(Unaudited)

NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)
COMMON STOCKS — 97.8%	Shares	Value
Communications — 2.1%
Internet Media & Services — 0.8%
Spotify Technology S.A. (a)	1,347	$732,256

Telecommunications — 1.3%
Telefónica S.A. - ADR	276,794	1,162,535

Consumer Discretionary — 5.9%
Automotive — 0.9%
BYD Company Ltd. - ADR	68,953	760,552

Consumer Services — 1.7%
Stride, Inc. (a)	17,835	1,546,116

E-Commerce Discretionary — 3.3%
eBay, Inc.	28,976	3,000,754

Consumer Staples — 4.4%
Beverages — 1.9%
Vita Coco Company, Inc. (The) (a)	29,363	1,724,048

Retail - Consumer Staples — 0.8%
Natural Grocers by Vitamin Cottage, Inc.	26,086	713,974

Wholesale - Consumer Staples — 1.7%
United Natural Foods, Inc. (a)	36,124	1,584,399

Energy — 7.0%
Renewable Energy — 7.0%
First Solar, Inc. (a)	10,864	2,193,441
Nextpower, Inc. - Class A (a)	13,536	1,110,358
Sunrun, Inc. (a)	38,861	333,039
Vestas Wind Systems A/S - ADR	248,425	2,732,675
		6,369,513
Financials — 11.2%
Asset Management — 7.4%
HA Sustainable Infrastructure Capital, Inc.	69,141	2,734,527
Robinhood Markets, Inc. - Class A (a)	21,409	2,243,877
Sanlam Ltd. - ADR	158,226	1,694,600
		6,673,004
Banking — 2.0%
Amalgamated Financial Corporation	38,592	1,855,118

1

NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS
COMMON STOCKS — 97.8% (Continued)	Shares	Value
Financials — 11.2% (Continued)
Insurance — 1.1%
Lemonade, Inc. (a)	18,594	$971,165

Specialty Finance — 0.7%
Toast, Inc. - Class A (a)	17,827	607,722

Health Care — 14.7%
Biotech & Pharma — 11.9%
Daiichi Sankyo Company Ltd. - ADR	28,854	521,103
GeneDx Holdings Corporation (a)	17,567	1,489,857
Gilead Sciences, Inc.	17,801	2,604,998
GSK plc - ADR	47,387	2,381,197
ImmunityBio, Inc. (a)	103,267	820,973
Vertex Pharmaceuticals, Inc. (a)	5,284	2,877,244
		10,695,372
Health Care Facilities & Services — 1.2%
Fresenius Medical Care AG - ADR	47,114	1,071,373

Medical Equipment & Devices — 1.6%
Natera, Inc. (a)	4,566	1,470,069

Industrials — 15.8%
Electrical Equipment — 5.1%
Advanced Energy Industries, Inc.	2,543	704,055
Schneider Electric SE - ADR	29,043	1,985,960
Vertiv Holdings Company - Class A	7,341	1,899,264
		4,589,279
Engineering & Construction — 4.8%
Frontdoor, Inc. (a)	30,379	2,456,750
Stantec, Inc.	25,336	1,849,528
		4,306,278
Industrial Intermediate Prod — 1.6%
Valmont Industries, Inc.	3,019	1,417,903

Industrial Support Services — 0.9%
Core & Main, Inc. - Class A (a)	19,829	851,854

Machinery — 2.0%
Mueller Water Products, Inc. - Class A	38,291	924,345
Xylem, Inc.	8,367	921,290
		1,845,635
Professional Services — 1.4%
Brambles Ltd. - ADR	44,834	1,253,559

2

NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS
COMMON STOCKS — 97.8% (Continued)	Shares	Value
Materials — 1.4%
Metals & Mining — 1.4%
Steel Dynamics, Inc.	5,325	$1,238,701

Real Estate — 3.7%
Real Estate Owners & Developers — 1.5%
City Developments Ltd. - ADR	202,472	1,325,179

REITs — 2.2%
Iron Mountain, Inc.	17,441	2,011,820

Technology — 27.2%
Semiconductors — 9.5%
Advanced Micro Devices, Inc. (a)	3,596	1,692,709
Applied Materials, Inc.	2,361	1,082,259
Broadcom, Inc.	6,147	2,276,480
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	8,578	3,562,615
		8,614,063
Software — 10.7%
Akamai Technologies, Inc. (a)	12,455	1,352,862
Autodesk, Inc. (a)	3,563	921,142
Cloudflare, Inc. - Class A (a)	5,107	1,558,197
Palo Alto Networks, Inc. (a)	9,046	3,456,748
SAP SE - ADR	10,831	2,392,460
		9,681,409
Technology Hardware — 4.6%
Apple, Inc.	5,135	1,627,025
Arista Networks, Inc. (a)	9,863	1,930,090
Crane NXT Company	12,519	612,179
		4,169,294
Technology Services — 2.4%
International Business Machines Corporation	9,111	2,130,789

Utilities — 4.4%
Electric Utilities — 2.7%
Brookfield Renewable Corporation	51,204	1,646,209
SSE plc - ADR	23,607	777,851
		2,424,060
Gas & Water Utilities — 1.7%
California Water Service Group	31,022	1,550,169

Total Common Stocks (Cost $60,964,689)		$88,347,962

3

NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS
RIGHT — 0.0% (b)	Shares	Value
Financials — 0.0% (b)
Asset Management — 0.0% (b)
TPG, Inc. - CVR (Cost $29,297) (a)(c)	16,276	$29,297

MONEY MARKET FUNDS — 2.1%	Shares	Value
First American Government Obligations Fund -Class X, 3.59% (d) (Cost $1,868,894)	1,868,894	$1,868,894

Investments at Value — 99.9% (Cost $62,862,880)		$90,246,153

Other Assets in Excess of Liabilities — 0.1%		89,920

Net Assets — 100.0%		$90,336,073

A/S	- Aktieselskab

ADR	- American Depositary Receipt

AG	- Aktiengesellschaft

CVR	- Contingent Value Right

plc	- Public Limited Company

S.A.	- Société Anonyme

SE	- Societas Europaea

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Level 3 security in accordance with fair value hierarchy.

(d)	The rate shown is the 7-day effective yield as of August 31, 2026.

See accompanying notes to financial statements.

4

NIA IMPACT SOLUTIONS FUND
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2026 (Unaudited)
ASSETS
Investments in securities:
At cost	$62,862,880
At value (Note 2)	$90,246,153
Receivable for capital shares sold	16,917
Dividends receivable	101,731
Tax reclaims receivable	37,431
Other assets	32,013
Total assets	90,434,245

LIABILITIES
Payable for capital shares redeemed	28,339
Payable to Adviser (Note 4)	44,900
Payable to administrator (Note 4)	14,206
Other accrued expenses	10,727
Total liabilities	98,172

CONTINGENCIES AND COMMITMENTS (Note 8)	—

NET ASSETS	$90,336,073

NET ASSETS CONSIST OF:
Paid-in capital	$60,450,117
Accumulated earnings	29,885,956
NET ASSETS	$90,336,073

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	5,888,457

Net asset value, offering price and redemption price per share (Note 2)	$15.34

See accompanying notes to financial statements.

5

NIA IMPACT SOLUTIONS FUND
STATEMENT OF OPERATIONS
For the Six Months Ended August 31, 2026 (Unaudited)
INVESTMENT INCOME
Dividends	$737,316
Foreign withholding taxes on dividends (net of reclaims received)	(55,724)
Total investment income	681,592

EXPENSES
Management fees (Note 4)	426,715
Administration fees (Note 4)	48,341
Fund accounting fees (Note 4)	22,846
Transfer agent fees (Note 4)	18,364
Registration and filing fees	17,930
Legal fees	11,581
Trustees’ fees and expenses (Note 4)	11,193
Audit and tax services fees	10,336
Compliance fees (Note 4)	7,500
Shareholder reporting expenses	4,430
Custodian and bank service fees	4,230
Postage and supplies	2,888
Insurance expense	1,590
Borrowing costs (Note 5)	361
Other expenses	9,817
Total expenses	598,122
Less fee reductions by the Adviser (Note 4)	(162,061)
Net expenses	436,061

NET INVESTMENT INCOME	245,531

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investment transactions	2,799,010
Net change in unrealized appreciation (depreciation) on investments	3,975,416
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	6,774,426

NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$7,019,957

See accompanying notes to financial statements.

6

NIA IMPACT SOLUTIONS FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months
	Ended	Year
	August 31,	Ended
	2026	February 28,
	(Unaudited)	2026
FROM OPERATIONS
Net investment income	$245,531	$214,779
Net realized gains from investment transactions	2,799,010	3,026,835
Net change in unrealized appreciation (depreciation) on investments	3,975,416	5,019,851
Net change in net assets resulting from operations	7,019,957	8,261,465

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	—	(237,678)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	6,701,933	11,286,566
Net asset value of shares issued in reinvestment of distributions to shareholders	—	231,596
Payments for shares redeemed	(17,821,845)	(13,305,967)
Net change in net assets from capital share transactions	(11,119,912)	(1,787,805)

TOTAL CHANGE IN NET ASSETS	(4,099,955)	6,235,982

NET ASSETS
Beginning of period	94,436,028	88,200,046
End of period	$90,336,073	$94,436,028

CAPITAL SHARES ACTIVITY
Shares sold	449,964	805,083
Shares reinvested	—	16,321
Shares redeemed	(1,239,773)	(1,085,902)
Net change in shares outstanding	(789,809)	(264,498)
Shares outstanding, beginning of period	6,678,266	6,942,764
Shares outstanding, end of period	5,888,457	6,678,266

See accompanying notes to financial statements.

7

NIA IMPACT SOLUTIONS FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout each Period

	Six Months
	Ended
	August 31,		Year Ended		Year Ended	Year Ended		Period Ended
	2026		February 28,		February 28,	February 29,		February 28,
	(Unaudited)		2026		2025	2024		2023(a)
Net asset value at beginning of period	$14.14		$12.70		$11.11	$10.29		$10.00
Income from investment operations:
Net investment income	0.04		0.03		0.06	0.06		0.02
Net realized and unrealized gains on investments	1.16		1.45		1.60	0.82		0.29	(b)
Total from investment operations	1.20		1.48		1.66	0.88		0.31
Less distributions from net investment income	—		(0.04)		(0.07)	(0.06)		(0.02)
Net asset value at end of period	$15.34		$14.14		$12.70	$11.11		$10.29
Total return (c)	8.49	% (d)	11.63%		14.98%	8.53%		3.16	% (d)
Net assets at end of period (000’s)	$90,336		$94,436		$88,200	$73,429		$49,446
Ratios/supplementary data:
Ratio of total expenses to average net assets	1.33	% (e)(f)	1.35	% (f)	1.37%	1.45	%(g)	1.57	% (e)(g)
Ratio of net expenses to average net assets (h)	0.97	% (e)(f)	0.98	% (f)(i)	0.99%	0.99	%(g)	0.99	% (e)(g)
Ratio of net investment income to average net assets (h)	0.55	% (e)	0.25%		0.51%	0.64%		0.30	% (e)
Portfolio turnover rate	21	% (d)	29%		17%	18%		10	% (d)

(a)	Represents the period from the commencement of operations (May 10, 2022) through February 28, 2023.

(b)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized gains (losses) on the Statement of Operations for the same period.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would be lower if the Adviser had not reduced fees (Note 4).

(d)	Not annualized.

(e)	Annualized.

(f)	Includes 0.00%(j) of borrowing costs (Note 5).

(g)	Includes costs to organize the Fund of 0.02% and 0.01%(e) for the year ended February 29, 2024 and the period ended February 28, 2023 (Note 4).

(h)	Ratio was determined after management fee reductions by the Adviser (Note 4).

(i)	Contractual expense limitation agreement changed from 0.99% to 0.97% effective June 30, 2025 (Note 4).

(j)	Percentage rounds to less than 0.01%.

See accompanying notes to financial statements.

8

NIA IMPACT SOLUTIONS FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)

1. Organization

Nia Impact Solutions Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”). The Trust is an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on May 10, 2022.

The investment objective of the Fund is to seek to achieve long-term capital appreciation by investing in companies that contribute towards advancements in the areas of diversity and inclusion, sustainability and/or social justice.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”, including Accounting Standard Update 2013-08. The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Segment reporting – The management team of Nia Impact Capital, the Fund’s investment adviser, (the “Adviser”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Adviser. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

Securities valuation – The Fund values its portfolio securities including common stocks at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for business. The Fund generally values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, other than exchange-traded funds, if any, but including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by the Adviser, as the Fund’s valuation designee (“Valuation Designee”), in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending

9

NIA IMPACT SOLUTIONS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities. Securities traded on foreign exchanges are typically fair valued by an independent pricing service and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing service.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments based on the inputs used to value the investments as of August 31, 2026, by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$88,347,962	$—	$—	$88,347,962
Right	—	—	29,297	29,297
Money Market Funds	1,868,894	—	—	1,868,894
Total	$90,216,856	$—	$29,297	$90,246,153

Refer to the Fund’s Schedule of Investments for a listing of common stocks by sector and industry type.

The following is a reconciliation of Level 3 instruments held in the Fund for which significant unobservable inputs were used to determine fair value for the six months ended August 31, 2026:

				Net changes in
	Value as of			unrealized	Value as of
	February 28,	Received via		appreciation	August 31,
Investments in Securities	2026	corporate action	Sales	(depreciation)	2026
Right	$—	$29,297	$—	$—	$29,297
Total	$—	$29,297	$—	$—	$29,297

10

NIA IMPACT SOLUTIONS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The total change in unrealized appreciation (depreciation) included in the Fund attributable to Level 3 investments still held as of August 31, 2026, was $0.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Valuation Designee in conformity with guidelines adopted by and subject to review by the Board to determine the fair value of the Level 3 instruments:

					Impact to
					Valuation from
	Fair Value as of	Valuation	Unobservable		an Increase in
Investments in Securities	August 31, 2026	Technique	Input	Value/Range	Input*
Right	$29,297	Adjusted trade price	Discount Factor	100%	N/A

*	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Cash – The Fund’s cash, if any, is held in a bank account with balances which, at times, may exceed United States federally insured limits set by the Federal Deposit Insurance Corporation. The Fund maintains these balances with a high quality financial institution and may incur charges on cash overdrafts.

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income, if any, is accrued as earned.

The Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned. Where available, the Fund will file for claims on foreign taxes withheld. Tax reclaims receivable, if any, are recorded based upon the Fund’s interpretation of country specific taxation of accrued income and interest income, which may be subject to change due to changes in country-specific tax regulations regarding amounts reclaimable or the Fund’s interpretation of country-specific taxation of dividend income and related amounts reclaimable.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

11

NIA IMPACT SOLUTIONS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund distributes to shareholders any net investment income dividends and net realized capital gains on an annual basis. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. For the year ended February 28, 2026, the tax character of all distributions paid to shareholders was ordinary income. For the six months ended August 31, 2026, no distributions were paid to shareholders.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of change in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year equal to at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 28, 2026:

Tax cost of investments	$67,796,663
Gross unrealized appreciation	$27,152,587
Gross unrealized depreciation	(3,771,046)
Net unrealized appreciation	23,381,541
Accumulated capital and other losses	(515,542)
Distributable earnings	$22,865,999

The federal tax cost, unrealized appreciation (depreciation) as of August 31, 2026 is as follows:

Tax cost of investments	$62,980,378
Gross unrealized appreciation	$29,956,624
Gross unrealized depreciation	(2,690,849)
Net unrealized appreciation	$27,265,775

12

NIA IMPACT SOLUTIONS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The values of federal income tax cost of investments and the financial statement cost of investments may be temporarily different (“book/tax differences”). These book/tax differences are due to the timing of the recognition of capital gains or losses under income tax regulations and GAAP, primarily due to the tax deferral of losses on wash sales.

As of February 28, 2026, the Fund had short-term capital loss carryforwards of $406,554 for federal income tax purposes, which may be carried forward indefinitely. This capital loss carryforward is available to offset net realized gains in the current and future years, thereby reducing future taxable gains.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

The Fund identifies its major tax jurisdiction as U.S. Federal. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax on the Statement of Operations. During the six months ended August 31, 2026, the Fund did not incur any interest or penalties and no federal, state or local income taxes or any material income taxes in foreign jurisdictions were paid by the Fund.

3. Investment Transactions

During the six months ended August 31, 2026, the cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $17,690,994 and $21,195,388, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. The Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.95% of average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has agreed contractually, until June 30, 2027, to reduce its management fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.97% of the Fund’s average daily net assets. Accordingly, during the six months ended August 31, 2026, the Adviser reduced its management fees in the amount of $162,061.

13

NIA IMPACT SOLUTIONS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of the ELA, management fee reductions and/or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 36 months after such date that fees and expenses were incurred, provided that the repayments do not cause total annual fund operating expenses to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to June 30, 2027, this agreement may not be modified or terminated without the approval of the Fund’s Board.

This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated. As of August 31, 2026, the Adviser may seek repayment of management fee reductions and expense reimbursements in the amount of $929,569 no later than the dates listed below:

February 28, 2027	$135,846
February 29, 2028	312,119
February 28, 2029	319,543
August 31, 2029	162,061
Total	$929,569

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, except not limited to, postage, supplies and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of the Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Fund. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Trust or the Fund for serving in such capacities.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives an annual retainer and meetings fees, plus reimbursement for travel and other meeting-related expenses.

14

NIA IMPACT SOLUTIONS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

PRINCIPAL HOLDER OF FUND SHARES

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting. As of August 31, 2026, no individual shareholders of record owned more than 25% of the outstanding shares of the Fund.

5. Borrowing Costs

From time to time, the Fund may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Fund will incur borrowing costs charged by the custodian. During the six months ended August 31, 2026, the Fund incurred $361 of borrowing costs.

6. ESG Investing Risk

The Fund’s incorporation of environmental, social and/or governance (“ESG”) considerations into its investment process may cause it to make different investments than funds that have a similar investment universe and/or investment style except that do not incorporate such considerations in their investment strategy processes. In applying ESG criteria to its investment decisions, the Fund may forgo higher yielding investments that it would invest in absent the application of its ESG investing criteria. The Fund’s investment process may affect the Fund’s exposure to certain investments, which may impact the Fund’s relative investment performance depending on whether such investments are in or out of favor with the market. In addition, the Fund’s investments in certain companies may be susceptible to various factors that may impact their businesses or operations, including costs associated with government budgetary constraints that impact publicly funded projects and clean energy initiatives, the effects of general economic conditions throughout the world, increased competition from other providers of services, unfavorable tax laws or accounting policies and high leverage. The Fund’s Adviser relies on available information to assist in the ESG evaluation process, and the process employed for the Fund may differ from processes employed for other funds. The Fund will seek to identify companies that it believes meet its ESG criteria based on data provided by third parties. The data provided by third parties may be incomplete, inaccurate or unavailable, which could cause the Adviser to incorrectly assess a company’s ESG practices.

7. Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or companies within the sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of August 31, 2026, the Fund had 27.2% of the value of its net assets invested in securities within the Technology sector.

15

NIA IMPACT SOLUTIONS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

8. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

9. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

16

ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

17

(b) Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 for HVIA Equity Fund and not applicable for Nia Impact Solutions Fund and Blueprint Adaptive Growth Allocation Fund

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There has been no material changes to the manner in which shareholders may recommend nominees to the Registrant’s Board of Trustees or the Nominations & Governance Committee (the “Committee”). The Registrant does not have formal procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. While the Registrant does not have formal procedure, the Committee shall to the extent required under applicable law, when identifying potential candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder.

Item 16.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Not required

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(4) Not applicable

(a)(5) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Todd E. Heim
Todd E. Heim, President and Principal Executive Officer

Date	November 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Todd E. Heim
Todd E. Heim, President and Principal Executive Officer

Date	November 3, 2026

By (Signature and Title)*		/s/ Daniel D. Bauer
Daniel D. Bauer, Treasurer and Principal Financial Officer

Date	November 3, 2026

*   Print the name and title of each signing officer under his or her signature.